Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations [Abstract]
Vessel revenue, net	$ 122,629	$ 153,108	$ 63,345
Fees from related parties	2,391	0	0
Revenue, net	125,020	153,108	63,345
Expenses:
Voyage expenses	(4,293)	(16,469)	(18,567)
Vessel operating expenses	(43,550)	(36,332)	(22,347)
Management fees	(1,368)	(1,435)	(1,052)
General and administration expenses	(17,412)	(13,739)	(6,607)
Amortization of deferred dry-docking costs	(4,880)	(2,793)	(2,319)
Depreciation	(23,417)	(17,151)	(12,721)
Gain on sale of vessel, net	0	697	0
(Loss) / gain on forward freight agreements, net	(417)	24	0
Operating income / (loss)	29,683	65,910	(268)
Other income / (expenses), net:
Interest and finance costs	(15,332)	(17,779)	(12,342)
Interest and finance costs - related party	0	0	(11,083)
Loss on extinguishment of debt	(1,291)	(6,863)	0
Gain on debt refinancing	0	0	5,144
Gain on spin-off of United Maritime Corporation	2,800	0	0
Interest and other income	1,361	161	208
Foreign currency exchange losses, net	(10)	(81)	(15)
Total other expenses, net	(12,472)	(24,562)	(18,088)
Net income / (loss) before income taxes	17,211	41,348	(18,356)
Income taxes	28	0	0
Net income / (loss)	$ 17,239	$ 41,348	$ (18,356)
Net income / (loss) per common share, basic (in dollars per share)	$ 0.97	$ 2.7	$ (5.49)
Net income / (loss) per common share, diluted (in dollars per share)	$ 0.96	$ 2.5	$ (5.49)
Weighted average common shares outstanding, basic (in shares)	17,439,033	15,332,191	3,343,628
Weighted average common shares outstanding, diluted (in shares)	17,684,048	19,133,753	3,343,628